Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000		$ 250,000
Interest expense					689,606
Income tax expense	26,000	$ 40,000	26,000	$ 40,000	$ 111,000	$ 0
Interest expense	$ 0		$ 248,396
Effective tax rate	(7.10%)	4.00%	(1.30%)	0.90%
Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)	1,436,589		1,436,589		2,960,098	25,000,000
Common Class A [Member] | Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrant purchase (in Shares)	6,385,000		6,385,000		6,385,000
Federal Statutory Rate [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Effective tax rate					4.40%	0.00%